Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share
Schedule of earnings per share

	2022	2021	2020
Numerator
Net income attributable to equity holders of the parent	373,569	223,326	292,075
Denominator
Weighted average number of outstanding shares	90,335,037	93,291,480	92,683,848
Effects of dilution from stock options and restricted share units	329,085	811,818	951,920
Weighted average number of outstanding shares adjusted for the effect of dilution	90,664,122	94,103,298	93,635,768

Basic earnings per share (R$)	4.14	2.39	3.15
Diluted earnings per share (R$)	4.12	2.37	3.12